Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of income tax expense
Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Income tax expenses	-	-	-
Deferred tax expenses	-	-	-
Income tax expenses	-	-	-

Schedule of prima-facie tax on loss before income tax expense
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax	(13,862,503)	(6,585,626)	(10,543,548)

Income tax expenses on loss before income tax at 30%	4,158,751	1,975,688	3,163,064
Difference in overseas tax rates	1,265,854	(401,475)	(148,299)
Less the tax effect of:
Tax losses and temporary differences for the year for which no deferred tax is recognized	(5,424,605)	(1,574,213)	(3,014,765)
Income tax expenses	-	-	-

Schedule of income tax expense
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Balance brought forward	-	(13,668)
Exchange difference	-	13,668
Total	-	-

Schedule of unrecognised deferred tax assets
	Consolidated
	2022	2021
	A$	A$
Deferred tax assets have not been recognised in respect of the following items:
i) Temporary differences at 27.5% (2021: 16.6%)	453,404	208,691
ii) Tax losses at 25.5% (2021: 21.7%)	12,532,777	8,145,506
	12,986,182	8,354,197